Provisions_Details of provisions for guarantees (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance	[1]			₩ 192,924,000,000
Beginning balance		₩ 89,761,000,000		183,247,000,000		₩ 238,117,000,000
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss		0		0
Transfer to expected credit loss for the entire period		0		0
Transfer to credit-impaired financial assets		0		0
Provisions provided						4,876,000,000
Provisions used		(27,711,000,000)		(20,429,000,000)		(24,898,000,000)
Net provision (reversal) of unused amount		(4,352,000,000)		(105,985,000,000)		(60,300,000,000)
Foreign currencies translation adjustments						9,000,000
Others		34,788,000,000	[2]	23,251,000,000	[2]	25,443,000,000
Ending balance		92,486,000,000		89,761,000,000		₩ 183,247,000,000
Stage 1
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance	[1]			47,132,000,000
Beginning balance		44,903,000,000
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss		13,568,000,000		92,000,000
Transfer to expected credit loss for the entire period		(317,000,000)		(237,000,000)
Transfer to credit-impaired financial assets		(30,000,000)		(38,000,000)
Provisions used		(27,711,000,000)		(20,429,000,000)
Net provision (reversal) of unused amount		(14,400,000,000)		(4,866,000,000)
Others	[2]	34,788,000,000		23,249,000,000
Ending balance		50,801,000,000		44,903,000,000
Stage 2
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance	[1]			18,281,000,000
Beginning balance		33,760,000,000
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss		(13,568,000,000)		(92,000,000)
Transfer to expected credit loss for the entire period		532,000,000		91,008,000,000
Transfer to credit-impaired financial assets		(32,000,000)		(29,000,000)
Provisions used		0		0
Net provision (reversal) of unused amount		5,611,000,000		(75,410,000,000)
Others	[2]	0		2,000,000
Ending balance		26,303,000,000		33,760,000,000
Stage 3
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance	[1]			127,511,000,000
Beginning balance		11,098,000,000
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss		0		0
Transfer to expected credit loss for the entire period		(215,000,000)		(90,771,000,000)
Transfer to credit-impaired financial assets		62,000,000		67,000,000
Provisions used		0		0
Net provision (reversal) of unused amount		4,437,000,000		(25,709,000,000)
Others	[2]	0		0
Ending balance		₩ 15,382,000,000		₩ 11,098,000,000

[1]	The beginning balance was restated in accordance with IFRS 9.
[2]	Others have occurred as a result of new financial guarantee contract valued at initial fair value.